Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
REVENUES
Revenues	$ 22,950	$ 316,819	$ 236,953	$ 891,236
EXPENSES
Amortization (Note 7)	22,492	74,870	135,883	215,234
Amortization of intangible assets (Note 10)	611,186	629,108	1,983,137	1,896,787
Consulting fees (Note 3)	167,862	262,966	521,925	598,087
Foreign exchange (gain) loss	(29,219)	(28,328)	51,729	(75,100)
Office and miscellaneous expenses	172,528	292,753	516,530	711,968
Interest expense	16,615	29,155	61,528	96,205
Professional fees (Note 14)	97,712	168,686	414,799	836,327
Salaries and wages (Note 14)	719,481	1,528,149	2,715,260	4,586,199
Sales and marketing	42,715	24,234	122,690	102,489
Software delivery costs	127,258	261,739	432,913	863,744
Share-based compensation (Note 13)	1,909	371,266	(1,154,308)	1,255,588
Total operating loss	(1,927,589)	(3,297,779)	(5,565,133)	(10,196,292)
Finance expense (Note 12)		(16,183)		(60,280)
Change in fair value of warrant liability (Note 3)		6		361,055
Employee Retention Credit	354,105		354,105
Other expense		(196,118)		(196,118)
Net loss	(1,573,484)	(3,510,074)	(5,211,028)	(10,091,635)
Other comprehensive loss:
Foreign currency translation (gain) loss	4,814	(107,276)	(23,383)	(156,600)
Loss and comprehensive loss	(1,578,298)	(3,402,798)	(5,187,645)	(9,935,035)
Total other comprehensive loss attributable to:
Shareholders	4,814	(107,276)	(23,383)	(156,600)
Non-controlling interest
Comprehensive income	4,814	(107,276)	(23,383)	(156,600)
Total comprehensive loss attributable to:
Shareholders	(1,362,340)	(2,974,733)	(4,570,099)	(8,248,044)
Non-controlling interest	(215,958)	(428,065)	(617,546)	(1,686,991)
Comprehensive income net	$ (1,578,298)	$ (3,402,798)	$ (5,187,645)	$ (9,935,035)
Basic loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.13)	$ (1.79)	$ (0.46)	$ (5.87)
Weighted average common shares outstanding (in Shares)	10,714,171	1,598,527	9,900,112	1,377,432